Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 306	$ 34	$ 60
Deferred offering costs		1,808	19
Total current assets	306	1,842	79
Other Assets
Backstop Forward Purchase Agreement asset	24,672
Total assets	24,978	1,842	79
Current liabilities
Accounts payable and accrued expenses	15,438	11,440	6,562
Accrued expenses-related party	927	445	179
Short term loan-related party	500
Short term loans, net of issuance costs	6,569	776
Total current liabilities	23,434	12,661	6,741
Commitments and contingencies (Note 4)
Stockholders’ deficit
Preferred stock, $0.0001 par value; 10,000,000 and no shares authorized as of December 31, 2021 and 2022, and no shares issued and outstanding as of December 31, 2021 and 2022
Common stock, $0.000001 par value; 180,564,262 shares authorized, 23,355,432 shares issued and outstanding as of December 31, 2021 and 2022
Additional paid-in capital	150,534	70,770	57,567
Accumulated deficit	(148,990)	(81,589)	(64,229)
Total stockholders’ deficit	1,544	(10,819)	(6,662)
Total liabilities and stockholders’ deficit	$ 24,978	$ 1,842	$ 79